Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Gross cash and cash equivalents	$ 4,596,270	$ 3,565,398
Less - segregated users’ funds	(3,523,629)	(2,990,003)
Cash and cash equivalents	$ 1,072,641	$ 575,395	$ 388,334	$ 284,583